Share Capital and Reserve - Summary of Share Purchase Other Equity Instruments (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Warrants Expiring March 23, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, outstanding	3,000,000
Exercise price per share | $	$ 4.50
Expiry Date	Mar. 23, 2020
Warrants Expiring October 27, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, outstanding	15,000,000
Exercise price per share | $	$ 3.50
Expiry Date	Oct. 27, 2020
Warrants Expiring November 3, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, outstanding	4,965,400
Exercise price per share | $	$ 4.00
Expiry Date	Nov. 03, 2020
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, outstanding	22,965,400	24,009,972	28,046,400